UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3418

CALVERT CASH RESERVES

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Twelve months ended September 30, 2004


Item 1. Report to Stockholders.

Calvert

Investments that make a difference(R)

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September 30, 2004

Annual Report

Calvert Cash Reserves Institutional Prime Fund

Table of Contents

Shareholder Letter

1

Shareholder Expense Example

3

Report of Independent Registered Public Accounting Firm

4

Statement of Net Assets

5

Statement of Operations

8

Statements of Changes in Net Assets

9

Notes to Financial Statements

10

Financial Highlights

12

Explanation of Financial Tables

13

Proxy Voting and Availability of Quarterly Portfolio Holdings

14

Trustee and Officer Information Table

15

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Dear Shareholders:

Performance

For the 12-month reporting period ended September 30, 2004, Calvert Cash Reserves Institutional Prime Portfolio shares returned 1.04%, versus 0.79% for the Lipper Institutional Money Market Funds Average.

Investment Climate

Over the reporting period, the U.S. economy grew a reported 3.8% -- a solid performance compared to the long-term average of 3.3%. Despite a 70% run-up in the price of crude oil, core measures of inflation remained quite tame, rising 1.5%. Headline consumer price inflation, which includes food and energy, was up around 2.5%.

The labor market, however, under-performed versus past expansions. Over the last year, the average monthly gain in payrolls was an anemic 143,000, and the pace decelerated to 103,000 per month in the last three months of the reporting period. A solid economic expansion typically features average monthly payroll gains in excess of 200,000. Consumption ran at a good pace, but stimulation from interest-rate and tax cuts has largely worked its way through the economy. In June, the Fed started removing some of its monetary policy accommodation and has since hiked the target Fed funds rate three-quarters of a point, bringing the targeted rate to a still-low 1.75%.

Market interest rates showed little movement year-over-year, with the benchmark ten-year Treasury note yield increasing about 0.25% and the 30-year conventional fixed-rate mortgage falling 0.25%. However, these measurements masked much volatility in interest rates. Market participants first drove interest rates substantially higher and then turned around and pushed them lower. Despite Fed rate hikes, the outlook for the economy became a bit clouded as a result of slow hiring, broadly higher energy prices, and a large load of household debt. That led to a consensus downgrade of prospects for economic growth from quite firm to just adequate. In addition, record cumulative purchases of U.S. Treasuries by foreign central banks were a powerful force that kept interest rates low and financed almost the entire U.S. budget deficit.

Portfolio Strategy

During the period, we reduced the average days-to-maturity of the Portfolio by focusing our purchases in the short end of the money-market yield curve. At the same time, we focused on adding variable-rate securities that reset as market rates rise. In doing so, we positioned the Portfolio to take advantage of rising money-market rates expected to result from market expectations and Fed tightening.

Outlook

Looking ahead, we expect to remain within an up cycle in interest rates. Thus far, this bear cycle has been gentle compared with those experienced in the three bear-market cycles since the mid-1980s. However, it has been punctuated by bouts of extreme price volatility. We continue to recommend that investors remain cautious with regard to interest-rate exposure and maintain a diversified portfolio to provide incremental income over credit-risk-free Treasuries.

Sincerely,

Barbara J. Krumsiek

President and CEO

Calvert Group, Ltd.

James B. O'Boyle

Thomas A. Dailey

Portfolio Managers

Calvert Asset Management Company

October 2004

% of Total
Investment Allocation	Investments
U.S. Government Agencies
and Instrumentalities	12%

Taxable Variable Rate
Demand Notes	88%
Total	100%

Average Annual Total Return
(period ended 9.30.04)
One year	1.04%
Five year	3.14%
Ten year	4.06%

Past performance does not indicate future results.

The performance data quoted represents past performance, which does not guarantee future results. Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com to obtain performance data current to the most recent month-end. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money.

May lose value. Not FDIC Insured. No Bank Guarantee. Not NCUA/NCUSIF Insured. No Credit Union Guarantee.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member NASD, a subsidiary of Calvert Group, Ltd.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transactional costs if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During Period*
	4/1/04	9/30/04	4/1/04 - 9/30/04
Actual	$1,000.00	$1,005.70	$1.35
Hypothetical	$1,000.00	$1,023.65	$1.37
(5% return per year before taxes)

* Expenses are equal to the Fund's annualized expense ratio of 0.27%, multiplied by the average account value over the period, multiplied by 183/366.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Calvert Cash Reserves Institutional Prime Fund:

We have audited the accompanying statement of net assets of the Calvert Cash Reserves Institutional Prime Fund, the sole series of Calvert Cash Reserves, as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended September 30, 2001 and 2000, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated November 16, 2001.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and broker. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Calvert Cash Reserves Institutional Prime Fund as of September 30, 2004 and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Philadelphia, PA

November 22, 2004

Statement of Net Assets

September 30, 2004
	Principal
Taxable Variable Rate Demand Notes - 85.5%	Amount	Value

Akron Hardware Consultants, Inc., 1.89%, 11/1/22, LOC: FirstMerit Bank, C/LOC: FHLB (r)	$1,593,000	$1,593,000
Alabama State Incentives Financing Authority Revenue, 1.90%, 10/1/29,
BPA: SouthTrust Bank AL, AMBAC Insured (r)	2,075,000	2,075,000
Alaska Housing Finance Corp., 1.81%, 12/1/32, TOA: Alaska Housing Finance Corp.,
MBIA Insured (r)	5,000	5,000
American Buildings Co., 1.90%, 8/1/20, LOC: Canadian Imperial (r)	5,500,000	5,500,000
Antigo Wisconsin IDA Revenue, 1.80%, 12/1/18, LOC: U.S. Bank, NA (r)	2,300,000	2,300,000
Babylon New York IDA Revenue, 2.10%, 12/1/21, LOC: Wells Fargo Bank, NA (r)	2,050,000	2,050,000
BJS Family LP, 1.80%, 5/1/15, LOC: SunTrust Bank (r)	3,705,000	3,705,000
Bloomington Minnesota MFH Revenue, 1.84%, 11/15/32, LOC: Fannie Mae (r)	200,000	200,000
California Statewide Community Development Authority Special Tax Revenue:
2.23%, 8/1/32, LOC: U.S. Bank, NA (r)	765,000	765,000
1.94%, 6/15/35, LOC: Bank of the West (r)	1,320,000	1,320,000
Chambers County Alabama IDA Revenue, 1.90%, 2/1/28, LOC: Colonial Bank,
C/LOC: FHLB (r)	1,695,000	1,695,000
Chatham Centre LLC, 2.05%, 4/1/22, LOC: Bank of North Georgia	3,220,000	3,220,000
CIDC-Hudson House LLC New York, 1.90%, 12/1/34, LOC: Hundson River Bank & Trust (r)	3,815,000	3,815,000
Cobb County Georgia Development Authority Revenue, 1.82%, 7/1/34, LOC: Allied Irish Bank (r)	2,000,000	2,000,000
Columbus Georgia Development Authority Revenue:
1.84%, 12/1/19, LOC: Bank of Nova Scotia (r)	1,700,000	1,700,000
1.90%, 4/1/20, LOC: Columbus Bank & Trust (r)	945,000	945,000
1.85%, 9/1/23, LOC: SunTrust Bank (r)	2,515,000	2,515,000
Coughlin Family Properties of Circleville LLC, 1.84%, 3/1/20, LOC: Fifth Third Bank (r)	1,260,000	1,260,000
Dakota County Minnesota MFH Revenue, 1.84%, 1/1/38, LOC: American Bank of St. Paul,
C/LOC: FHLB (r)	700,000	700,000
Dayton Wheel Concepts, Inc., 1.89%, 5/1/24, LOC: National City Bank (r)	3,930,000	3,930,000
Denver City and County Colorado Airport Revenue, 1.84%, 11/15/05, LOC: Societe Generale (r)	700,000	700,000
Dunn Nursing Home, Inc., 1.90%, 2/1/24, LOC: Peoples Bank & Trust, C/LOC: FHLB (r)	3,930,000	3,930,000
Enclave at Lynn Haven LLC, 1.84%, 10/1/29, LOC: State Bank & Trust, C/LOC: FHLB (r)	4,560,000	4,560,000
Fanny's Properties LLC, 1.95%, 10/1/32, LOC: Comerica Bank (r)	1,890,000	1,890,000
Florida State Housing Finance Corp., MFH Revenue, 1.89%, 10/15/32, LOC: Fannie Mae (r)	585,000	585,000
Four Fishers LLC, 1.99%, 4/1/24, LOC: Standard Federal Bank, NA (r)	4,300,000	4,300,000
Grove City Church of the Nazarene, 1.89%, 2/1/24, LOC: National City Bank (r)	4,525,000	4,525,000
Hardin County Kentucky Industrial Building Authority Revenue, 1.85%, 3/1/27,
LOC: Republic Bank & Trust, C/LOC: FHLB (r)	3,090,000	3,090,000
Harter Lincoln Mercury LLC, 1.94%, 12/1/21, LOC: Regions Bank (r)	4,480,000	4,480,000
Heritage Funeral Services LLC, 1.95%, 2/1/18, LOC: Northern Trust Co. (r)	735,000	735,000
Hopkinsville Kentucky Industrial Building LO Revenue, 1.95%, 8/1/24, LOC: Comercia Bank (r)	3,305,000	3,305,000
HoPo Realty Investments LLC, 2.00%, 12/1/21, LOC: SouthTrust Bank, AL (r)	3,275,000	3,275,000
Indiana State Development Finance Authority Revenue, 1.92%, 9/1/16, LOC: Bank One, NA (r)	7,750,000	7,750,000
Iowa State Finance IDA Revenue, 1.99%, 11/1/17, LOC: Societe Generale (r)	2,930,000	2,930,000
Jefferson County Kentucky Health Facilities Revenue, 1.94%, 12/1/25,
LOC: Republic Bank & Trust, C/LOC: FHLB (r)	1,800,000	1,800,000
Jobs Co. LLC, 1.96%, 5/1/22, LOC: First Commonwealth Bank (r)	2,930,000	2,930,000
Kaneville Road Joint Venture, Inc., 1.89%, 11/1/32, LOC: First American Bank, C/LOC: FHLB (r)	1,420,000	1,420,000
Kit Carson County Colorado Agriculture Development Revenue, 1.84%, 6/1/27,
LOC: Wells Fargo Bank, NA (r)	125,000	125,000
Long Beach California GO, 1.92%, 11/1/30, LOC: Allied Irish Bank (r)	3,000,000	3,000,000
Maryland State Health and Higher Educational Facilities Authority Revenue, 1.85%, 1/1/28,
LOC: Wachovia Bank, NA (r)	1,800,000	1,800,000

Meriter Hospital, Inc., 1.89%, 12/1/16, LOC: U.S. Bank (r)	$2,950,000	$2,950,000
Michigan State Strategic Fund Economic Development LO Revenue, 1.95%, 12/1/16,
LOC: Comerica Bank (r)	1,005,000	1,005,000
Montgomery County Alabama Cancer Center LLC, 1.90%, 10/1/12, LOC: SouthTrust Bank, AL (r)	2,830,000	2,830,000
Montgomery County Pennsylvania IDA Revenue, 2.10%, 12/1/16,
LOC: Wilmington Trust Co. (r)	1,935,000	1,935,000
Morton Family Trust, 1.89%, 2/1/32, LOC: Comerica Bank (r)	925,000	925,000
Nevada State Housing Division Revenue:
1.84%, 4/1/31, LOC: East West Bank, C/LOC: FHLB (r)	75,000	75,000
1.84%, 4/15/35, LOC: Fannie Mae (r)	300,000	300,000
New Jersey State Healthcare Facilities Financing Authorities Revenue, 1.87%, 7/1/30,
LOC: Fleet National Bank (r)	600,000	600,000
New York City New York Housing Development Corp. MFH Revenue:
1.83%, 4/15/29, LOC: Fannie Mae (r)	475,000	475,000
1.84%, 6/1/33, LOC: Bayerishe Landesband Girozentrale (r)	1,000,000	1,000,000
New York City New York IDA Revenue Bonds, 2.00%, 6/1/30, LOC: Citibank, NA (r)	3,100,000	3,100,000
New York State Housing Finance Agency Revenue, 1.84%, 11/1/33, LOC: Key Bank, NA (r)	1,800,000	1,800,000
Omaha Nebraska SO, 1.94%, 2/1/26, BPA: Dexia Credit Local, AMBAC Insured (r)	4,500,000	4,500,000
Osprey Management Co. LLC, 1.85%, 6/1/27, LOC: Wells Fargo Bank (r)	2,700,000	2,700,000
Post Apartment Homes LP, 1.84%, 7/15/29, CA: Fannie Mae (r)	14,750,000	14,750,000
Post Properties Ltd., 2.05%, 7/1/20, LOC: SouthTrust Bank, AL (r)	2,800,000	2,800,000
Racetrac Capital LLC, 1.89%, 9/1/20, LOC: Regions Bank (r)	1,300,000	1,300,000
Roosevelt Paper Co., 1.91%, 6/1/12, LOC: Wachovia Bank (r)	4,100,000	4,100,000
Schenectady County New York IDA Revenue, 1.89%, 11/1/10, LOC: Fleet National Bank (r)	4,015,000	4,015,000
Scott Street Land Co.:
1.84%, 12/1/21, LOC: Fifth Third Bank (r)	800,000	800,000
1.84%, 1/3/22, LOC: Fifth Third Bank (r)	3,840,000	3,840,000
Sea Island Co., 2.12%, 2/1/21, LOC: Columbus Bank & Trust (r)	2,030,000	2,030,000
Shawnee Kansas Private Activity Revenue, 1.85%, 12/1/12, LOC: JP Morgan Chase Bank (r)	5,395,000	5,395,000
Southeast Alabama Gas Distribution Revenue, 1.90%, 6/1/25, BPA: AmSouth Bank,
AMBAC Insured (r)	6,140,000	6,140,000
Southern Indiana Investments Company Two LLC, 1.90%, 10/15/26, LOC: Old National Bank,
C/LOC: FHLB (r)	1,380,000	1,380,000
Southern Orthopaedic Properties LLC, 1.90%, 10/1/21, LOC: Columbus Bank & Trust (r)	1,700,000	1,700,000
St Francis Place LP, 1.84%, 12/1/08, LOC: Credit Suisse First Boston Corp. (e)(r)	220,000	220,000
St. Joseph County Indiana Economic Development Revenue, 2.14%, 6/1/27, LOC: FHLB (r)	180,000	180,000
Stevens Creek LLC, 1.92%, 11/1/33, LOC: Bank of the West (r)	3,250,000	3,250,000
StorageMax Midtown LLC, 1.90%, 5/20/23, LOC: State Bank & Trust, C/LOC: FHLB (r)	985,000	985,000
Sussex County Delaware Revenue, 2.09%, 11/1/27, LOC: Wilmington Trust Co. (r)	2,500,000	2,500,000
Taylor County Kentucky Tax Notes, 1.90%, 1/1/19, LOC: Peoples Bank & Trust,
C/LOC: FHLB (r)	3,250,000	3,250,000
Traill County North Dakota Solid Waste Disposal Revenue, 1.97%, 3/1/13,
LOC: Wells Fargo Bank, NA (r)	3,150,000	3,150,000
Tyler Enterprises LLC, 1.90%, 10/1/22, LOC: Peoples Bank & Trust, C/LOC: FHLB (r)	2,165,000	2,165,000
Washington State Housing Finance Commission Non Profit Housing Revenue, 1.90%,
1/1/30, LOC: Wells Fargo Bank (r)	1,533,000	1,533,000
Washington State Housing Finance Commission Revenue, 1.87%, 5/1/37, LOC: FHLMC (r)	200,000	200,000
Yuengling Beer Co., 1.72%, 11/1/19, LOC: PNC Bank	4,300,000	4,300,000

Total Taxable Variable Rate Demand Notes (Cost $192,601,000)		192,601,000

	Principal
U.S. Government Agencies and Instrumentalities - 11.9%	Amount	Value
Fannie Mae, 1.375%, 2/18/05	$5,000,000	$5,000,000
Federal Farm Credit Discount Notes, 8/16/05	1,000,000	981,658
Federal Home Loan Bank:
1.30%, 2/23/05	2,000,000	2,000,000
1.40%, 4/1/05	2,500,000	2,500,000
1.30%, 4/11/05	2,500,000	2,500,000
1.30%, 4/27/05	5,000,000	5,000,000
1.56%, 5/13/05	1,000,000	1,000,000
1.55%, 5/23/05	2,000,000	2,000,000
Freddie Mac Discount Notes:
3/28/05	1,000,000	990,704
6/30/05	5,000,000	4,927,467

Total U.S. Government Agencies and Instumentalities (Cost $26,899,829)		26,899,829

TOTAL INVESTMENTS (Cost $219,500,829) - 97.4%		219,500,829
Other assets and liabilities, net - 2.6%		5,824,849
Net Assets - 100%		$225,325,678

Net Assets Consist of:
Paid-in capital applicable to 225,371,503 shares of beneficial interest,
unlimited number of no par shares authorized		$225,373,318
Undistributed net investment income		3,257
Accumulated net realized gain (loss) on investments		(50,897)

Net Assets		$225,325,678

Net Asset Value Per Share		$1.00

(e) Security is exempt from registration under Rule 144A of the Securities Act 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers

(r)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:

BPA: Bond-Purchase Agreement

CA: Collateral Agreement

C/LOC: Confirming Letter of Credit

LOC: Letter of Credit

TOA: Tender Option Agreement

See notes to financial statements.

Abbreviations:

AMBAC: American Municipal Bond Assurance Corp.

FHLB: Federal Home Loan Bank

IDA: Industrial Development Authority

LLC: Limited Liability Corporation

LO: Limited Obligations

LP: Limited Partnership

MBIA: Municipal Bond Insurance Association

MFH: Multi-Family Housing

NA: National Association

Statement of Operations

Year Ended September 30, 2004
Net Investment Income
Investment Income:
Interest income	$3,465,031

Expenses:
Investment advisory fee	671,562
Transfer agency fees and expenses	6,518
Trustees' fees and expenses	13,891
Administrative fees	134,312
Custodian fees	28,572
Accounting fees	46,392
Registration fees	22,735
Reports to shareholders	2,662
Insurance	61,866
Professional fees	23,012
Miscellaneous	54,644
Total expenses	1,066,166
Reimbursement from Advisor	(335,848)
Fees paid indirectly	(5,031)
Net expenses	725,287
Net Investment Income	2,739,744

Realized Gain (Loss)
Net realized gain (loss) on:
Investments	11,015

Increase (Decrease) in Net Assets
Resulting From Operations	$2,750,759

See notes to financial statements.

Statements of Changes in Net Assets
	Year Ended	Year Ended
	September 30,	September 30,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income	$2,739,744	$4,572,563
Net realized gain (loss) on investments	11,015	(16,597)

Increase (Decrease) in Net Assets
Resulting From Operations	2,750,759	4,555,966

Distributions to shareholders from:
Net investment income	(2,739,644)	(4,575,380)
Total distributions	(2,739,644)	(4,575,380)

Capital share transactions:
Shares sold	1,826,346,430	2,644,670,173
Reinvestment of distributions	1,967,829	2,931,944
Shares redeemed	(1,862,932,937)	(2,733,551,162)
Total capital share transactions	(34,618,678)	(85,949,045)

Total Increase (Decrease) in Net Assets	(34,607,563)	(85,968,459)

Net Assets
Beginning of year	259,933,241	345,901,700
End of year (including undistributed net investment
income of $3,257 and $3,157, respectively)	$225,325,678	$259,933,241

Capital Share Activity
Shares sold	1,826,346,430	2,664,670,173
Reinvestment of distributions	1,967,829	2,931,944
Shares redeemed	(1,862,932,937)	(2,733,551,162)
Total capital share activity	(34,618,678)	(85,949,045)

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: Calvert Institutional Prime Fund (the "Fund"), the sole series of Calvert Cash Reserves, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers shares of beneficial interest to the public with no sales charge.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. All securities are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Money Market Insurance: The Fund has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Fund are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of .25% of average daily net assets. Under the terms of the agreement, $88,918 was payable at year end.

The Advisor voluntarily reimbursed the Fund for expenses of $335,848 for the year ended September 30, 2004.

Calvert Administrative Services Company, Inc., an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .05% of the average daily net assets of the Fund. Under the terms of the agreement, $9,887 was payable at year end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $2,966 for the year ended September 30, 2004. Under the terms of the agreement, $239 was payable at year end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $25,000 plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served.

Note C -- Investment Activity

The cost of investments owned at September 30, 2004 for federal income tax purposes was $219,500,829.

The tax character of dividends and distributions paid during the years ended September 30, 2004, and September 30, 2003 were as follows:

Distributions paid from:	2004	2003
Ordinary income	$2,739,644	$4,575,380
Total	$2,739,644	$4,575,380

As of September 30, 2004, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed income	$3,257
Capital loss carryforward	(50,897)
($47,640)

Net realized capital loss carryforward for federal income tax purposes of $45,315 and $5,582 at September 30, 2004 may be utilized to offset future capital gains until expiration in September 2009 and September 2012, respectively.

The Fund may sell or purchase securities to and from other funds managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. Interportfolio transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the year ended September 30, 2004, such purchase and sales transactions were $922,439,329 and $915,509,062, respectively.

Note D -- Line of Credit

A financing agreement is in place between all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at September 30, 2004. For the year ended September 30, 2004, borrowings by the Fund under the Agreement were as follows:
	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$151,247	1.60%	$9,606,586	March 2004

Financial Highlights

	Years Ended
	September 30,	September 30,
	2004	2003
Net asset value, beginning	$1.00	$1.00
Income from investment operations
Net investment income	.010	.012
Distributions from
Net investment income	(.010)	(.012)
Net asset value, ending	$1.00	$1.00

Total return	1.04%	1.23%
Ratios to average net assets:
Net investment income	1.02%	1.25%
Total expenses	.40%	.38%
Expenses before offsets	.27%	.27%
Net expenses	.27%	.26%
Net assets, ending (in thousands)	$225,326	$259,933

		Years Ended
	September 30,	September 30,	September 30,
	2002	2001	2000
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.020	.052	.060
Distributions from
Net investment income	(.020)	(.052)	(.060)
Net asset value, ending	$1.00	$1.00	$1.00

Total return	2.03%	5.29%*	6.22%
Ratios to average net assets:
Net investment income	2.01%	5.08%	6.01%
Total expenses	.38%	.35%	.35%
Expenses before offsets	.26%	.26%	.27%
Net expenses	.25%	.25%	.25%
Net assets, ending (in thousands)	$345,902	$417,359	$435,067

* Total return would have been 5.13% without the payment by affiliate. On December 29, 2000, Ameritas Acacia purchased for par $21,000,000 of the 7.06% Pacific Gas and Electric Company Senior Floating Rate Notes maturing October 31, 2001, from the Institutional Prime Fund. The fair market value for the above referenced notes was determined to be 96 on purchase date as determined by the pricing committee of the Board of Trustees. As a result of this transaction, $840,000 was deemed a "payment by affiliate", to reimburse the effect of the loss, which was received by the Fund on January 2, 2001.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative service fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.calvert.com and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The first N-Q filings for this Fund will be for the quarter ending December 31, 2004. The Fund's Form N-Q will be available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund makes the information on Form N-Q available to shareholders on the Calvert website at www.calvert.com.

Trustee and officer information table

# of Calvert
	Position	Position		Portfolios	Other
Name &	with	Start	Principal Occupation	Overseen	Directorships
Date of Birth	Fund	Date	During Last 5 Years	(Not Applicable to Officers)

INDEPENDENT TRUSTEES/DIRECTORS
RICHARD L. BAIRD, JR. DOB: 05/09/48	Trustee	1976	President and CEO of the Family Health Council, Inc. in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services.	17
FRANK H. BLATZ, JR., Esq. DOB: 10/29/35	Trustee	1982	Of counsel to firm of Schiller & Pittenger, P.C. Mr. Blatz was an attorney in private practice in Fanwood, NJ from 1999 to 2004.	27
DOUGLAS E. FELDMAN, M.D. DOB: 05/23/48	Trustee	1982	Managing partner of Feldman Otolaryngology, Head and Neck Surgery in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center.	11
PETER W. GAVIAN, CFA, ASA DOB: 12/08/32	Trustee	1980	Since 1976, President of Corporate Finance of Washington, Inc., a business appraisal firm. He is a Chartered Financial Analyst and an Accredited Senior Appraiser (business evaluation).	11
JOHN GUFFEY, JR. DOB: 05/15/48	Trustee	1976	Treasurer and Director of Silby, Guffey and Co., Inc. a venture capital firm.	19	Ariel Funds Calvert Foundation Calvert Ventures, LLC
M. CHARITO KRUVANT DOB: 12/08/45	Trustee	1996	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	27	Acacia Federal Savings Bank
ARTHUR J. PUGH DOB: 09/24/37	Trustee	1982	Retired executive.	27	Acacia Federal Savings Bank
INTERESTED TRUSTEES/DIRECTORS
BARBARA J. KRUMSIEK DOB: 08/09/52	Trustee & President	1997	President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. Prior to joining Calvert in 1997, Ms. Krumsiek had served as a Managing Director of Alliance Fund Distributors, Inc.	38	Calvert Foundation
DAVID R. ROCHAT DOB: 10/07/37	Trustee & Senior Vice President	1980	Executive Vice President of Calvert Asset Management Company, Inc. and Director and President of Chelsea Securities, Inc.	11	Government Scientific Source, Inc. Chelsea Securities, Inc.
D. Wayne Silby, Esq. DOB: 07/20/48	Trustee & Chair	1976	Mr. Silby is Chairman of GroupServe Foundation, a software company focused on collaborative tools for non-profit groups. He is an officer and director of Silby, Guffey and Co., Inc., a venture capital firm.	22	Ameritas Acacia Mutual Life Insurance Company Calvert Foundation Grameen Foundation USA GroupServe Foundation
OFFICERS
SUSAN walker Bender, Esq. DOB: 01/29/59	Officer	1988	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.
THOMAS DAILEY DOB: 09/20/64	Officer	2004	Vice President of Calvert Asset Management Company, Inc.
IVY WAFFORD DUKE, Esq. DOB: 09/07/68	Officer	1996	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.
STEVEN A. FALCI DOB: 08/01/59	Officer	2003	Senior Vice President of Calvert Asset Management Company, Inc. Prior to joining Calvert, Mr. Falci was SVP and Senior Portfolio Manager at Principal Mellon Equity Associates.
TRACI L. GOLDT DOB: 10/11/73	Officer	2004	Executive Assistant to General Counsel, Calvert Group, Ltd. Prior to working at Calvert, Ms. Goldt was Senior Project Manager for Backwire.com, and Project Manager for marchFIRST.
GREGORY B. HABEEB DOB: 02/11/50	Officer	2004	Vice President of Calvert Asset Management Company, Inc.
Daniel K. Hayes DOB: 09/09/50	Officer	1996	Senior Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA DOB: 01/06/65	Officer	2000	Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.
LANCELOT A. KING, Esq. DOB: 07/19/70	Officer	2002

Assistant Vice President and Associate General Counsel of Calvert Group, Ltd. Prior to working at Calvert Group, Mr. King was an associate with Mintz, Levin, Cohn, Ferris, Glovsky & Popeo, and also with Kirkpatrick & Lockhart.

CATHERINE P. ROY DOB: 02/02/56	Officer	2004

Senior Vice President of Calvert Asset Management Company, Inc. Prior to joining Calvert, Ms. Roy was Senior Vice President of US Fixed Income for Baring Asset Management, and SVP and Senior Portfolio Manager of Scudder Insurance Asset Management.

William M. Tartikoff, Esq. DOB: 08/12/47	Officer	1990	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
Ronald M. Wolfsheimer, CPA DOB: 07/24/52	Officer	1979	Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and Fund Treasurer.
MICHAEL V. YUHAS JR., CPA DOB: 08/04/61	Officer	1999	Director of Fund Administration of Calvert Group, Ltd. and Fund Controller.

The address of Trustees and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, except Mr. Silby's address is 1715 18th Street, N.W., Washington, DC 20009. Ms. Krumsiek is an interested person of the Fund since she is an officer and director of the Fund's advisor and its affiliates. Mr. Silby is an interested person of the Fund since he is a director of the parent company of the Fund's advisor. Mr. Rochat is an interested person of the Fund since he is an officer and director of the Fund's advisor.

Additional information about the Fund's Trustees can be found in the Statement of Additional Information (SAI). You can get a free copy of the SAI by contacting your broker, or the Fund at 1-800-368-2745.

Calvert Cash Reserves Institutional Prime Fund

Principal Underwriter

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Calvert Information

To Open an Account

800-317-2274

Yields and Prices

Calvert Information Network

(24 hours, 7 days a week)

800-368-2745

Service for Existing Account

Shareholders: 800-317-2274

Brokers: 800-368-2746

TDD for Hearing Impaired

800-541-1524

Branch Office

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Registered, Certified

or Overnight Mail

Calvert Group

c/o BFDS

330 West 9th Street

Kansas City, MO 64105

Web Site

http://www.calvert.com

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.


Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer and principal financial officer (also referred to as "principal accounting officer").

(b) No information need be disclosed under this paragraph.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that M. Charito Kruvant, an "independent" Trustee serving on the registrant's audit committee, is an "audit committee financial expert," as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

Services fees paid to auditing firm:
	Fiscal Year ended 9/30/03		Fiscal Year ended 9/30/04
	$	%*	$	% *

(a) Audit Fees	$13,200	0%	$13,750
(b) Audit-Related Fees	$0	0%	$0	0%
(c) Tax Fees (tax return preparation and filing for the registrant)	$2,200	0%	$2,310	0%
(d) All Other Fees	$0	0%	$0	0%

Total	$15,400	0%	$16,060	0%

* Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee's requirement to pre-approve)

(e) Audit Committee pre-approval policies and procedures:

The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant's investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors. The Committee may delegate its authority to pre-approve certain matters to one or more of its members. In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance. In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment advisor in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant for each of the last two fiscal years of the registrant:

Fiscal Year ended 9/30/03		Fiscal Year ended 9/30/04
$	%*	$	% *
$66,000	0%*	$0	0%*

* Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee's requirement to pre-approve)

(h) The registrant's Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c) (7)(ii) of Rule 2-01 of Reg. S-X is compatible with maintaining the principal accountant's independence and found that the provision of such services is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees since last disclosure in response to this Item on registrant's Form N-CSR for the period ending March 31, 2004.

Item 10. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) A copy of the Registrant's Code of Ethics.

Attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3) Not applicable.

(b) A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT CASH RESERVES

By: /s/ Barbara Krumsiek
 Barbara Krumsiek
President -- Principal Executive Officer

Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara Krumsiek
 Barbara Krumsiek
President -- Principal Executive Officer

Date: November 29, 2004

/s/ Ronald Wolfsheimer
Ronald Wolfsheimer
Treasurer -- Principal Financial Officer

Date: November 24, 2004